Trade and other receivables (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Trade receivables	$ 139,656	$ 65,310
Allowance for impairment losses	(211)	(533)
Total trade and other receivables	$ 139,445	$ 64,777